Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

Incentive Awards

Stock-based incentive awards are provided to directors and employees under the terms of the Company’s 2015 Equity Incentive Plan (the “Plan”) as administered by the Board. Awards available under the Plan principally include stock options, performance share units, restricted share units or any combination thereof. The maximum number of shares that may be granted under the Plan is 11.5 million shares. To the extent any award is forfeited, expires, lapses, or is settled for cash, the award is available for reissue under the Plan. The Company utilizes authorized and unissued shares to satisfy all shares issued under the Plan.

Prior to 2015, stock options and performance share units were provided to employees under the terms of annual performance based plans (the “Old Plans”) as approved by the Board. There are 0.2 million shares available for issuance under the Old Plans. No shares were issued under the Old Plans in 2016 or 2015 and shares are not expected to be issued under the Old Plans in the future.

Stock Options

Stock options are awards that allow the employee to purchase shares of the Company’s stock at a fixed price. Stock options are granted under the Plan at an exercise price not less than the fair market value of a share on the date of grant. No stock options were granted in 2016. In 2015, stock options were granted solely to the Company’s Chief Executive Officer, vest in approximately two years from the date of grant subject to certain performance and other criteria, and have a contractual term of approximately seven years.

Stock Awards

Stock awards are principally made in the form of performance share units (PSUs) and restricted share units (RSUs). PSUs are stock awards where the number of shares ultimately received by the employee depends on the Company’s performance against specified targets. PSUs have a contractual term of 10 years and typically vest 50% over an approximate three-year period and 50% over an approximate four-year period. PSUs awarded in 2015 vest 50% over an approximate one-year period and 50% over an approximate two-year period. Dividend equivalents are not paid under the Plan. The fair value of each PSU is determined on the grant date, based on the Company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense is based on a comparison of the final performance metrics to the specified targets.

RSUs are stock awards granted to directors and employees that entitle the holder to shares of common stock as the award vests, typically over a one-year period, and have a contractual term of 10 years. Dividend equivalents are not paid under the Plan.

Stock Option Activity

A summary of the Company’s stock option activity and related information is as follows:

		Weighted Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ thousands)
Outstanding at January 1, 2016	5,593,103	18.31
Forfeited	(551,543)	20.54
Exercised	(1,293,566)	15.17
Expired	(726)	11.81
Outstanding at December 31, 2016	3,747,268	19.06	2.59

At December 31, 2016:
Vested and expected to vest	3,372,776	18.93	2.87	22,231
Exercisable	1,795,032	18.40	1.54	12,789

The total intrinsic value of stock options exercised was $7.8 million, $3.3 million and $2.8 million in 2016, 2015 and 2014, respectively.

Fair Value of Stock Options Granted

The Company estimates the fair value of stock options at the date of grant using a valuation model that incorporates key inputs and assumptions as detailed in the table below. The weighted average grant date fair value of stock options granted during 2015 and 2014 was $2.31 and $3.08 per share, respectively.

	2015	2014

Valuation model	Monte Carlo	Binomial
Exercise price ($)	15.53	25.03
Expected option term (in years)	2.38	4.49
Expected volatility of the Company’s stock (%)	35.00	27.72
Risk-free interest rate (%)	1.06	0.25
Dividend yield (%)	5.15	3.63

The expected volatility assumes the historical volatility is indicative of future trends, which may not be the actual outcome. The expected option term is based on historical data and is not necessarily indicative of exercise patterns that may occur. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

Stock Award Activity

A summary of the Company’s stock award activity and related information is as follows:

	PSUs	Weighted Average Grant Date Fair Value ($)	RSUs	Weighted Average Grant Date Fair Value ($)

Nonvested at January 1, 2016	3,299,394	13.50	900,042	19.49
Granted	1,788,050	21.08	117,551	19.14
Vested	(463,239)	23.08	(891,391)	19.48
Forfeited	(303,008)	21.57	(8,651)	19.57
Nonvested at December 31, 2016	4,321,197	15.04	117,551	19.14

At December 31, 2016:
Unrecognized cost for nonvested awards ($ thousands)	10,065		1,051
Weighted average future recognition period (in years)	1.21		0.47

The total vest-date fair value of PSUs vested was $8.4 million, $13.4 million and $11.7 million in 2016, 2015 and 2014, respectively. The total vest-date fair value of RSUs vested was $15.9 million and $8.4 million for 2016 and 2015, respectively. No RSUs vested in 2014.

Fair Value of Stock Awards Granted

During 2016 and 2015, the Company estimated the fair value of PSUs at the date of grant using a Monte Carlo simulation valuation model, as the award includes a market condition. During 2014, the Company estimated the fair value of PSUs at the date of grant using the average share price during the employee grant acceptance period.

During 2016 and 2015, the Company estimated the fair value of RSUs at the date of grant based on the Company’s stock price adjusted for the exclusion of dividend equivalents. Details of the grants are as follows:

	2016	2015	2014

PSUs granted during the year	1,788,050	2,204,963	426,625
Weighted average grant date fair value ($)	21.08	7.58	23.31

RSUs granted during the year	117,551	1,538,583	—
Weighted average grant date fair value ($)	19.14	19.52	—

Modifications

2015

During the first quarter of 2015, the Company modified the expiration date of outstanding stock options granted in July 2009 from April 8, 2015 to June 30, 2015. The modification affected 58 employees but did not result in any incremental compensation cost.

During the fourth quarter of 2015, the Company modified the performance conditions of outstanding stock options and PSUs granted in July 2013 and 2014, as the original vesting conditions were not expected to be satisfied. The modification affected 223 employees and resulted in $14.6 million of incremental compensation cost.

2014

During the second quarter of 2014, the Company modified the performance conditions of outstanding stock options and PSUs granted in July 2012 and 2013, as the original vesting conditions were not expected to be satisfied. The modification affected 221 employees and resulted in $26.0 million of incremental compensation cost.

Stock-Based Compensation Expense

Total compensation cost for the Company’s stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2016	2015	2014

Cost of services	1,302	602	970
Cost of sales	330	675	60
Selling, general and administrative	22,304	15,700	12,127
Research and development	2,410	4,223	666
	26,346	21,200	13,823
Transaction expense, net	—	14,867	—
Stock-based compensation expense before income taxes	26,346	36,067	13,823
Income tax benefit	7,846	15,349	4,711
Total stock-based compensation, net of tax	18,500	20,718	9,112

Compensation cost recorded in transaction expense, net, relates to the acceleration of unvested RSUs upon termination of employment following the acquisition of IGT.